Accrued and other liabilities (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2011 Shipments of new technology [Member] System	Dec. 31, 2012 Shipments of new technology [Member]	Dec. 31, 2010 Shipments of new technology [Member]	Dec. 31, 2012 Extended and enhanced (optic) warranty contracts [Member]	Dec. 31, 2011 Extended and enhanced (optic) warranty contracts [Member]	Dec. 31, 2012 Installation Service [Member]	Dec. 31, 2011 Installation Service [Member]	Dec. 31, 2012 Training Service [Member]	Dec. 31, 2011 Training Service [Member]
Accrued and other liabilities
Deferred revenue	€ 739,136		€ 816,045		€ 48,600	€ 0	€ 38,500	€ 242,200	€ 280,100	€ 4,000	€ 1,800	€ 12,400	€ 11,900
Costs to be paid	278,066		260,651
Down payments from customers	1,033,768		1,057,046
Personnel related items	200,670		212,059
Derivative financial instruments	10,893		40,359
Standard warranty reserve	21,626		43,273
Other	1,352		2,313
Accrued and other liabilities	2,285,511		2,431,746
Non-current portion of accrued and other liabilities	405,141	[1]	663,099	[1]
Current portion of accrued and other liabilities	1,880,370		1,768,647
Changes in standard warranty reserve
Balance, January 1	43,273		37,965
Additions of the year	35,735		61,279
Utilization of the reserve	(33,746)		(26,968)
Release of the reserve	(22,733)		(29,415)
Effect of exchange rates	(903)		412
Standard warranty reserve	21,626		43,273
Accrued and other liabilities (Textual) [Abstract]
Number of system shipment					1
Deferred revenue	€ 739,136		€ 816,045		€ 48,600	€ 0	€ 38,500	€ 242,200	€ 280,100	€ 4,000	€ 1,800	€ 12,400	€ 11,900

[1]	The main part of the non-current portion of accrued and other liabilities relates to down payments received from customers regarding future shipments of EUV systems.